Class ACRR6IS | DWS International Growth Fund
DWS International Growth Fund (formerly Deutsche International Growth Fund)
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 23), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 62) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Class ACRR6IS - DWS International Growth Fund - USD ($)	Class A	Class C	Class R	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	$ 20	none	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES <br />(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class ACRR6IS - DWS International Growth Fund		Class A	Class C	Class R	Class R6	INST Class	Class S
Management fee	[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution/service (12b-1) fees		0.24%	1.00%	0.50%	none	none	none
Other expenses		0.38%	0.35%	0.45%	0.25%	0.23%	0.31%
Total annual fund operating expenses		1.24%	1.97%	1.57%	0.87%	0.85%	0.93%
Fee waiver/expense reimbursement		none	none	0.08%	none	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement		1.24%	1.97%	1.49%	0.87%	0.85%	0.93%
[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.

The Advisor has contractually agreed through November 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at a ratio no higher than 1.49% for Class R. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class R) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class ACRR6IS - DWS International Growth Fund - USD ($)	Class A	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 694	$ 300	$ 152	$ 89	$ 87	$ 95
3 Years	946	618	488	278	271	296
5 Years	1,217	1,062	848	482	471	515
10 Years	$ 1,989	$ 2,296	$ 1,861	$ 1,073	$ 1,049	$ 1,143

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class ACRR6IS - DWS International Growth Fund - USD ($)	Class A	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 694	$ 200	$ 152	$ 89	$ 87	$ 95
3 Years	946	618	488	278	271	296
5 Years	1,217	1,062	848	482	471	515
10 Years	$ 1,989	$ 2,296	$ 1,861	$ 1,073	$ 1,049	$ 1,143

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategy

Main Investments. The fund invests primarily in foreign equities (equities issued by foreign based companies and listed on foreign exchanges) and may invest in companies of any size and from any country, including countries with emerging economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

The fund will generally invest less than 20% of its assets in US equities.

Management process. Portfolio management aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned. Portfolio management utilizes a bottom-up investment process designed to identify attractive investments utilizing fundamental analysis, including regional and sector research, conducted by in-house analysts. The investment process aims to identify stocks that portfolio management believes present a compelling combination of superior growth and quality characteristics at attractive valuations. The resulting portfolio is risk balanced through diversification across companies at different growth lifecycle stages, and managed by seeking to appropriately size positions and adapt portfolio construction as market conditions change.

Portfolio management will normally sell a stock when its price fully reflects portfolio management's estimate of its fundamental value, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given country or sector.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund's investments.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. Further, geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes and related geopolitical events have led, and in the future may lead, to increased short-term market volatility, which may disrupt securities markets and have adverse long-term effects on US and world economies and markets. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Prior to February 1, 2013, the fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance may have been different if the fund's current investment strategy had been in effect.

Prior to October 1, 2017, the fund operated with a different investment strategy. Performance may have been different if the fund's current investment strategy had been in effect.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	26.21%	June 30, 2009
Worst Quarter	-24.52%	December 31, 2008
Year-to-Date	-1.08%	September 30, 2018

Average Annual Total Returns<br />(For periods ended 12/31/2017 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Class ACRR6IS - DWS International Growth Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Jun. 18, 2001	17.91%	7.39%	1.97%
Class A | After tax on distributions		17.85%	7.36%	1.95%
Class A | After tax on distributions and sale of fund shares		10.19%	5.84%	1.59%
Class C | before tax	Jun. 18, 2001	24.18%	7.85%	1.80%
Class R | before tax	Nov. 03, 2003	24.78%	8.40%	2.29%
Class S | before tax	Jul. 23, 1986	25.45%	8.95%	2.85%
Class S | Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)		27.19%	6.80%	1.84%

Average Annual Total Returns - Class ACRR6IS - DWS International Growth Fund - INST Class	Class Inception	1 Year	5 Years	Since Inception
before tax	Aug. 26, 2008	25.55%	8.97%	5.49%
Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)		27.19%	6.80%	4.26%

Average Annual Total Returns - Class ACRR6IS - DWS International Growth Fund - Class R6	Class Inception	1 Year	Since Inception
before tax	Jun. 01, 2016	25.46%	14.88%
Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)		25.55%	19.29%